Cover	12 Months Ended
Dec. 28, 2025
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Lulu’s Fashion Lounge Holdings, Inc.
Entity Central Index Key	0001780201